UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

August 31, 2018

Annual Report

to Shareholders

DWS U.S. Multi-Factor Fund

(formerly Deutsche U.S. Multi-Factor Fund)

Contents

3	Letter to Shareholders
4	Portfolio Management Review
9	Performance Summary
11	Portfolio Summary
13	Investment Portfolio
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights

42	Notes to Financial Statements
51	Report of Independent Registered Public Accounting Firm
53	Information About Your Fund’s Expenses
54	Tax Information
55	Advisory Agreement Board Considerations and Fee Evaluation
58	Board Members and Officers
63	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS U.S. Multi-Factor Fund

Letter to Shareholders

Dear Shareholder:

Earlier this year, we adopted our existing European brand, DWS, globally. In connection with that change, “DWS” has replaced “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS U.S. Multi-Factor Fund	|	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The Fund posted a total return of 16.76% in the 12-month period ended August 31, 2018. During the same interval, the Fund’s benchmark — the Russell 1000 Comprehensive Factor Index — returned 17.15%. Since our strategy is to replicate the performance of the index before the deduction of expenses, the Fund’s return is normally close to that of the index.

U.S. equities produced a sizable gain over the past 12 months in response to the steady improvement in economic and corporate fundamentals. The period began on a positive note with a strong, lengthy rally that lasted from September through January. During this time, investors were cheered by improving economic conditions overseas, which raised hopes for the emergence of synchronized global growth. The markets also reacted very favorably to the passage of a long-awaited bill that reduced both corporate and individual tax rates in the United States. Not least, the combination of rising corporate profits, meaningful upgrades to future earnings estimates, and notable improvements in companies’ balance sheets propelled stocks through the latter part of 2017 and into January.

At this point, the rally lost steam and stocks traded lower in a volatile fashion through the end of the first calendar quarter. The market, which was vulnerable to adverse headlines due to the extent of its prior rally, weakened on concerns about rising interest rates and the possibility that overseas growth was not as healthy as it appeared in late 2017. However, the market regained its footing in April and proceeded to move gradually higher until the close of the period. Although various issues periodically fueled heightened volatility — including the shifting outlook for U.S. trade policy and disruptions in the emerging markets — equities remained well supported by the combination of hearty domestic growth and the continued gains in corporate earnings.

4	|	DWS U.S. Multi-Factor Fund

Investment Strategy and Process

The Fund, using a “passive” or indexing investment approach, seeks investment results, before fees and expenses, that correspond generally to the performance of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”), which is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The index provider, Frank Russell Company (“Index Provider”), selects companies from the starting universe for the Underlying Index by applying a consistent rules-based methodology to achieve exposure to companies demonstrating the factors listed below, while considering levels of diversification and capacity:

Value. Value investing generally refers to a strategy that buys stocks whose price is lower than the fundamental value of the stock. The Index Provider’s methodology for measuring the value factor attempts to identify stocks that have low prices relative to their fundamental value and that provide the possibility of excess returns. The value score is calculated by measuring a company’s valuation based on, among other things, cash-flow yield, earnings yield and sales to price and then comparing it to the company’s valuation based on share price.

Momentum. Momentum style investing emphasizes investing in securities that have had higher recent price performance compared to other securities, with the expectation that this will continue to produce short-term excess returns in the future. The momentum score is calculated based on each company’s cumulative 11 month return. The Index Provider’s methodology for measuring the momentum factor attempts to identify stocks with stronger past performance over the short-term.

Quality. The Index Provider’s methodology for measuring the quality factor attempts to identify stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics, with the expectation that these will provide the possibility of excess returns. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals).

Low Volatility. Volatility is a statistical measurement of the magnitude of increases or decreases in a stock’s price over time. The low volatility score is calculated based on the standard deviation of five years of weekly total returns. Low volatility investing is a strategy based on the concept that stocks that exhibit low volatility tend to perform better than stocks with higher volatility. The Index Provider’s methodology for measuring the low volatility factor attempts to identify stocks with a historically lower risk (and higher return) profile relative to those with higher risk.

Size. The size factor seeks to capture excess returns of smaller companies relative to larger counterparts. The size score is calculated based on the full market capitalization of a company. The Index Provider’s methodology for measuring the size factor attempts to identify stocks of smaller companies relative to their larger counterparts, with the expectation that these will provide the possibility of excess returns.

Companies are weighted in the Underlying Index based on their relative exposure to all five factors with companies that have higher factor scores receiving larger weightings.

DWS U.S. Multi-Factor Fund	|	5

At the factor level, momentum performed very well amid investors’ healthy appetite for risk and preference for stocks with strong recent price performance. Quality and size also outpaced the broader market, while the value and low volatility factors lagged. The Russell 1000 Comprehensive Factor Index, while posting a double-digit gain, trailed the 19.82% return of the Russell 1000 Index due largely to its underweights or zero weightings in many of the mega-cap technology stocks that drove the returns of the broader market.

“At	the factor level, momentum performed very well amid investors’ healthy appetite for risk and preference for stocks with strong recent price performance.”

Fund Performance

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark. Since we use a passive strategy, the following discussion refers to both the Fund and the index.

Within the benchmark, energy stocks generated the strongest total returns as the sector rebounded from previously depressed levels due to the advance in oil prices. However, the rally in energy had a limited effect on index performance due to the sector’s low weighting of 3.1% (as of August 31, 2018). Technology stocks also produced above-average gains and made a large contribution to overall returns due to their higher benchmark weighting. The tech sector was propelled by the combination of rising end-market demand and investors’ general preference for growth stocks. The health care sector, which was led by services companies and mid-cap biotechnology stocks, also performed very well. The index was further boosted by the relative strength of stocks with a higher degree of economic sensitivity, including those in the industrials and consumer discretionary sectors.

On the other end of the spectrum, the real estate, utilities, and telecommunications services sectors registered positive returns but finished well behind the benchmark. All three groups were pressured by their defensive characteristics and higher degree of interest-rate sensitivity — traits that were out of step with the trends driving the broader market. Materials and consumer staples stocks also failed to keep pace with the index.

6	|	DWS U.S. Multi-Factor Fund

At the individual stock level, NetApp, Inc., Progressive Corp., and Ross Stores, Inc., were the leading contributors in the past 12 months. PG&E Corp., Manpower, Inc., and Mohawk Industries, Inc., were the largest detractors.

The Fund used derivatives, primarily futures contracts on domestic stock indexes. The purpose of these holdings was to add equity exposure rather than holding cash. The use of derivatives had no material impact on the Fund’s relative performance.

Outlook and Positioning

The Fund’s largest sector weightings as of August 31, 2018 were consumer discretionary, industrials, information technology, and financials, and its top individual holdings were Target Corp., Dollar General Corp., and Ross Stores, Inc.

Portfolio Management Team

Bryan Richards, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2011 with 11 years of industry experience. Prior to his current role, he served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. Prior to joining DWS he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York.

–	Head of Passive Portfolio Management, Americas: New York.

–	BS in Finance, Boston College.

Patrick Dwyer, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

–	Lead Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Rutgers University.

Navid Sohrabi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–

Joined DWS in 2015 with 13 years of industry experience. Prior to his current role, he was a portfolio manager and quantitative multi-asset strategist since 2015. Prior to joining DWS, he served as a derivatives trader since 2005 for several institutional asset managers and commodity trading advisors where he developed and managed systematic risk and trading strategies in equities, options, foreign exchange and futures.

–	Equity Portfolio Manager, US Passive Equities: New York.

–	BA in Neurobiology, University of California, Berkeley. Masters of Financial Engineering, University of California, Los Angeles.

DWS U.S. Multi-Factor Fund	|	7

Shlomo Bassous, Vice President

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–

Joined DWS in 2017 with 13 years of industry experience. Prior to joining DWS, Mr. Bassous worked at Northern Trust where he filled a variety of operational functions supporting portfolio management. In 2010 he began managing equity portfolios on behalf of institutional clients across a variety of global benchmarks. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

–	Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Yeshiva University.

Charlotte Cipolletti, Associate

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–	Joined DWS in 2015. Prior to joining, she served in an internship capacity at Deutsche Asset Management, Deutsche Wealth Management, Private Banking and National Financial Partners.

–	Equity Portfolio Manager, US Passive Equities, New York.

–	BA in Sustainable Development, Columbia University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Russell 1000® Comprehensive Factor Index (the “Underlying Index”) is an unmanaged index which is designed to provide exposure to the US large-cap equities based on five investment style factors — Value, Momentum, Quality, Low Volatility and Size.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the Fund.

Derivatives are contracts whose values can be based on a variety of instruments, including indices, currencies or securities. They can be utilized for a variety of reasons, including for hedging purposes, for risk management; for non-hedging purposes to seek to enhance potential gains, or as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

8	|	DWS U.S. Multi-Factor Fund

Performance Summary	August 31, 2018 (Unaudited)

Class R6	1-Year	Life of Fund*
Average Annual Total Returns as of 8/31/18
No Sales Charges	16.78%	14.31%
Russell 1000® Comprehensive Factor Index†	17.15%	20.05%

Institutional Class	1-Year	Life of Fund*
Average Annual Total Returns as of 8/31/18
No Sales Charges	16.76%	14.30%
Russell 1000® Comprehensive Factor Index†	17.15%	20.05%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 21, 2017 are 0.62% and 0.68% for Class R6 and Institutional Class shares, respectively, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS U.S. Multi-Factor Fund	|	9

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

*

The Fund commenced operations on May 1, 2017. The performance shown for the index is for the time period of April 30, 2017 through August 31, 2018, which is based on the performance period of the life of the Fund.

†

Russell 1000® Comprehensive Factor Index (the “Underlying Index”) is an unmanaged index which is designed to provide exposure to the US large-cap equities based on five investment style factors — Value, Momentum, Quality, Low Volatility and Size.

	Class R6	Institutional Class
Net Asset Value
8/31/18	$11.77	$11.77
8/31/17	$10.22	$10.22
Distribution Information as of 8/31/18
Income Dividends, Twelve Months	$.14	$.14
Capital Gain Distributions, Twelve Months	$.01	$.01

10	|	DWS U.S. Multi-Factor Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	8/31/18	8/31/17
Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligation	0%	0%
Exchange-Traded Fund	—	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	8/31/18	8/31/17
Consumer Discretionary	19%	17%
Industrials	17%	19%
Information Technology	17%	14%
Financials	13%	18%
Health Care	9%	10%
Materials	6%	6%
Utilities	6%	6%
Consumer Staples	6%	4%
Real Estate	4%	5%
Energy	3%	1%
Telecommunication Services	0%	0%
	100%	100%

DWS U.S. Multi-Factor Fund	|	11

Ten Largest Equity Holdings at August 31, 2018 (7.2% of Net Assets)		Percent
1	Target Corp.	1.0%
	Operator of general merchandise and discount stores
2	Dollar General Corp.	0.9%
	Operates a chain of discount retail stores
3	Ross Stores, Inc.	0.8%
	Operates a multi-chain of retail stores
4	Lear Corp.	0.7%
	Manufactures automobile parts
5	Torchmark Corp.	0.7%
	Provider of insurance and financial services
6	Centene Corp.	0.7%
	Multi-line managed care organization that provides Medicaid and Medicaid-related programs
7	LyondellBasell Industries NV	0.6%
	Multinational chemical company
8	Valero Energy Corp.	0.6%
	Owns and operates refineries
9	CDW Corp.	0.6%
	Provides information technology products and services
10	Phillips 66	0.6%
	Diversified energy manufacturing and logistics company

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 13. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 63 for contact information.

12	|	DWS U.S. Multi-Factor Fund

Investment Portfolio	as of August 31, 2018

	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 18.9%
Auto Components 1.9%
Adient PLC	1,378	59,653
Aptiv PLC	6,121	538,709
BorgWarner, Inc.	19,600	857,892
Gentex Corp.	58,218	1,361,137
Goodyear Tire & Rubber Co.	2,239	50,803
Lear Corp.	15,189	2,463,656
Visteon Corp.*	7,269	802,425

		6,134,275
Automobiles 0.4%
Ford Motor Co.	40,353	382,546
General Motors Co.	10,398	374,848
Harley-Davidson, Inc.	3,185	135,745
Thor Industries, Inc.	5,863	559,565

		1,452,704
Distributors 0.3%
Genuine Parts Co.	2,110	210,684
LKQ Corp.*	6,135	211,780
Pool Corp.	4,347	714,038

		1,136,502
Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	3,582	427,798
Graham Holdings Co. “B”	344	193,552
Grand Canyon Education, Inc.*	5,102	607,852
H&R Block, Inc.	8,548	231,309
Service Corp. International	16,451	690,284
ServiceMaster Global Holdings, Inc.*	6,240	376,085

		2,526,880
Hotels, Restaurants & Leisure 2.6%
Aramark	10,247	420,947
Carnival Corp.	8,929	549,044
Chipotle Mexican Grill, Inc.*	194	92,185
Choice Hotels International, Inc.	3,234	252,414
Darden Restaurants, Inc.	7,584	880,047
Domino’s Pizza, Inc.	1,989	593,836
Dunkin’ Brands Group, Inc.	3,071	223,845
Extended Stay America, Inc. (Units)	7,646	154,296
Hilton Grand Vacations, Inc.*	6,302	205,823
Hilton Worldwide Holdings, Inc.	4,441	344,710

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	13

	Shares	Value ($)
Hyatt Hotels Corp. “A”	5,824	450,545
International Game Technology PLC	973	20,472
Las Vegas Sands Corp.	1,746	114,223
Marriott International, Inc. “A”	4,454	563,297
McDonald’s Corp.	1,042	169,044
MGM Resorts International	3,669	106,364
Norwegian Cruise Line Holdings Ltd.*	4,128	221,302
Royal Caribbean Cruises Ltd.	2,669	327,166
Six Flags Entertainment Corp.	6,201	418,878
Starbucks Corp.	5,900	315,355
The Wendy’s Co.	3,661	64,617
Vail Resorts, Inc.	193	57,524
Wyndham Destinations, Inc.	8,407	371,589
Wyndham Hotels & Resorts, Inc.	6,932	393,391
Wynn Resorts Ltd.	214	31,745
Yum China Holdings, Inc.	4,191	162,108
Yum! Brands, Inc.	12,262	1,065,445

		8,570,212
Household Durables 1.7%
D.R. Horton, Inc.	16,553	736,774
Garmin Ltd.	13,706	933,927
Leggett & Platt, Inc.	5,121	232,698
Lennar Corp. “A”	4,150	214,431
Mohawk Industries, Inc.*	1,429	273,782
NVR, Inc.*	448	1,195,466
PulteGroup, Inc.	39,258	1,097,261
Toll Brothers, Inc.	19,036	689,674
Whirlpool Corp.	1,786	223,214

		5,597,227
Internet & Direct Marketing Retail 0.1%
Booking Holdings, Inc.*	70	136,609
Expedia Group, Inc.	274	35,757
Qurate Retail, Inc. “A”*	3,447	71,663

		244,029
Leisure Products 0.4%
Brunswick Corp.	5,910	392,542
Hasbro, Inc.	3,070	304,882
Polaris Industries, Inc.	5,983	648,856

		1,346,280
Media 1.8%
AMC Networks, Inc. “A”*	2,751	172,790
Cable One, Inc.	44	36,860
CBS Corp. “B”	4,391	232,811
Charter Communications, Inc. “A”*	334	103,674

The accompanying notes are an integral part of the financial statements.

14	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Cinemark Holdings, Inc.	4,687	174,919
Comcast Corp. “A”	2,872	106,235
Discovery, Inc. “A”*	779	21,680
Discovery, Inc. “C”*	4,090	104,868
Interpublic Group of Companies, Inc.	32,629	761,887
John Wiley & Sons, Inc. “A”	9,543	616,001
Liberty Broadband Corp. “C”*	2,611	211,726
Liberty Media Corp.-Liberty SiriusXM “A”*	3,370	157,514
Liberty Media Corp.-Liberty SiriusXM “C”*	6,827	321,142
Lions Gate Entertainment Corp. “B”	2,609	58,572
Live Nation Entertainment, Inc.*	10,736	533,364
Madison Square Garden Co. “A”*	1,177	355,383
News Corp. “A”	11,156	145,809
Omnicom Group, Inc.	9,520	659,926
Sirius XM Holdings, Inc. (a)	32,716	232,284
Tribune Media Co. “A”	121	4,464
Twenty-First Century Fox, Inc. “A”	7,413	336,550
Twenty-First Century Fox, Inc. “B”	3,602	161,730
Viacom, Inc. “B”	3,319	97,180
Walt Disney Co.	2,129	238,491

		5,845,860
Multiline Retail 2.8%
Dollar General Corp.	26,201	2,822,634
Dollar Tree, Inc.*	14,669	1,181,001
Kohl’s Corp.	14,022	1,109,280
Macy’s, Inc.	12,718	464,843
Nordstrom, Inc.	6,633	416,884
Target Corp.	37,891	3,315,463

		9,310,105
Specialty Retail 4.4%
Advance Auto Parts, Inc.	1,401	229,806
AutoNation, Inc.*	4,253	192,874
AutoZone, Inc.*	1,791	1,373,482
Best Buy Co., Inc.	12,115	963,869
Burlington Stores, Inc.*	3,757	631,852
CarMax, Inc.*	3,293	257,019
Dick’s Sporting Goods, Inc.	1,689	63,236
Foot Locker, Inc.	2,629	129,610
Home Depot, Inc.	1,069	214,623
L Brands, Inc.	1,878	49,635
Lowe’s Companies, Inc.	6,144	668,160
O’Reilly Automotive, Inc.*	4,232	1,419,497
Penske Automotive Group, Inc.	373	19,631
Ross Stores, Inc.	25,970	2,487,407
The Gap, Inc.	19,173	581,901

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	15

	Shares	Value ($)
The Michaels Companies, Inc.*	5,585	94,889
Tiffany & Co.	4,587	562,596
TJX Companies, Inc.	14,337	1,576,640
Tractor Supply Co.	20,416	1,802,324
Ulta Salon, Cosmetics & Fragrance, Inc.*	509	132,340
Urban Outfitters, Inc.*	4,159	193,310
Williams-Sonoma, Inc. (a)	10,151	712,905

		14,357,606
Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	8,972	950,404
Columbia Sportswear Co.	1,760	159,632
Hanesbrands, Inc.	8,098	142,039
Lululemon Athletica, Inc.*	1,584	245,409
Michael Kors Holdings Ltd.*	6,317	458,740
NIKE, Inc. “B”	8,524	700,673
PVH Corp.	3,032	434,061
Ralph Lauren Corp.	5,918	785,970
Tapestry, Inc.	9,330	472,938
VF Corp.	12,249	1,128,500

		5,478,366

Consumer Staples 5.5%
Beverages 0.4%
Brown-Forman Corp. “A”	1,034	54,430
Brown-Forman Corp. “B”	7,109	371,232
Constellation Brands, Inc. “A”	2,362	491,768
Molson Coors Brewing Co. “B”	2,162	144,292
Monster Beverage Corp.*	2,273	138,403
PepsiCo, Inc.	604	67,654

		1,267,779
Food & Staples Retailing 2.2%
Casey’s General Stores, Inc.	3,093	353,128
Costco Wholesale Corp.	6,991	1,629,812
Kroger Co.	47,586	1,498,959
Sprouts Farmers Market, Inc.*	6,971	184,522
Sysco Corp.	21,486	1,607,583
U.S. Foods Holding Corp.*	48,014	1,564,776
Walgreens Boots Alliance, Inc.	4,702	322,369
Walmart, Inc.	1,109	106,309

		7,267,458
Food Products 2.2%
Archer-Daniels-Midland Co.	19,624	989,050
Bunge Ltd.	6,761	439,330
Campbell Soup Co.	2,496	98,467
Conagra Brands, Inc.	11,614	426,814

The accompanying notes are an integral part of the financial statements.

16	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Flowers Foods, Inc.	14,003	282,160
General Mills, Inc.	6,264	288,207
Hain Celestial Group, Inc.*	1,624	46,381
Hormel Foods Corp.	13,743	538,038
Ingredion, Inc.	5,275	533,144
Kellogg Co.	2,826	202,879
Lamb Weston Holdings, Inc.	23,847	1,612,057
McCormick & Co., Inc.	399	49,827
Mondelez International, Inc. “A”	4,132	176,519
Pinnacle Foods, Inc.	3,131	207,961
Post Holdings, Inc.*	701	68,179
Seaboard Corp.	15	55,272
The Hershey Co.	3,226	324,278
The JM Smucker Co.	3,970	410,419
Tyson Foods, Inc. “A”	5,238	328,999

		7,077,981
Household Products 0.5%
Church & Dwight Co., Inc.	3,499	197,973
Clorox Co.	3,029	439,144
Colgate-Palmolive Co.	3,248	215,700
Energizer Holdings, Inc.	3,375	214,616
Kimberly-Clark Corp.	3,253	375,852
Procter & Gamble Co.	1,548	128,407

		1,571,692
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	3,903	546,888
Herbalife Nutrition Ltd.*	1,383	78,264
Nu Skin Enterprises, Inc. “A”	238	18,945

		644,097
Tobacco 0.0%
Altria Group, Inc.	1,526	89,301
Philip Morris International, Inc.	848	66,051

		155,352

Energy 3.1%
Energy Equipment & Services 0.2%
Apergy Corp.*	3,803	171,972
Halliburton Co.	5,474	218,358
Helmerich & Payne, Inc.	983	64,455
National Oilwell Varco, Inc.	2,254	106,096
Schlumberger Ltd.	958	60,507

		621,388

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	17

	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	1,034	66,590
Andeavor	1,006	153,707
Antero Resources Corp.*	2,996	55,456
Apache Corp.	2,889	126,625
Cabot Oil & Gas Corp.	2,799	66,700
Centennial Resource Development, Inc. “A”*	3,961	76,328
Cheniere Energy, Inc.*	1,038	69,473
Chevron Corp.	1,425	168,805
Cimarex Energy Co.	3,653	308,605
Concho Resources, Inc.*	1,735	237,955
ConocoPhillips	3,466	254,508
Devon Energy Corp.	2,976	127,760
Diamondback Energy, Inc.	1,384	167,575
Energen Corp.*	972	75,379
EOG Resources, Inc.	2,194	259,397
Exxon Mobil Corp.	217	17,397
HollyFrontier Corp.	8,069	601,302
Kinder Morgan, Inc.	2,042	36,143
Marathon Petroleum Corp.	16,886	1,389,549
Murphy Oil Corp.	1,816	55,987
Occidental Petroleum Corp.	8,398	670,748
ONEOK, Inc.	1,391	91,681
PBF Energy, Inc. “A”	4,306	223,568
Phillips 66	15,915	1,886,087
Pioneer Natural Resources Co.	984	171,905
Valero Energy Corp.	17,998	2,121,604

		9,480,834

Financials 12.6%
Banks 1.7%
Associated Banc-Corp.	3,286	89,544
Bank of Hawaii Corp.	492	40,900
Bank OZK	1,712	69,268
BankUnited, Inc.	7,602	294,882
BB&T Corp.	5,814	300,351
BOK Financial Corp.	492	50,455
CIT Group, Inc.	2,027	109,944
Citigroup, Inc.	908	64,686
Citizens Financial Group, Inc.	4,458	183,491
Comerica, Inc.	2,512	244,870
Commerce Bancshares, Inc.	1,302	92,520
Cullen/Frost Bankers, Inc.	960	106,454
East West Bancorp., Inc.	2,373	150,424
Fifth Third Bancorp.	14,600	429,678
First Citizens BancShares, Inc. “A”	193	91,677

The accompanying notes are an integral part of the financial statements.

18	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
First Horizon National Corp.	1,462	26,930
First Republic Bank	378	38,401
FNB Corp.	1,761	23,685
Huntington Bancshares, Inc.	15,314	248,240
KeyCorp	8,403	177,051
M&T Bank Corp.	1,688	299,029
PacWest Bancorp.	2,119	106,988
People’s United Financial, Inc.	3,363	62,249
Pinnacle Financial Partners, Inc.	307	19,817
PNC Financial Services Group, Inc.	1,447	207,702
Popular, Inc.	2,361	118,853
Prosperity Bancshares, Inc.	575	43,033
Regions Financial Corp.	18,100	352,226
Signature Bank	305	35,301
SunTrust Banks, Inc.	5,262	387,073
SVB Financial Group*	194	62,614
Synovus Financial Corp.	3,180	159,191
TCF Financial Corp.	4,484	113,669
Texas Capital Bancshares, Inc.*	651	57,874
U.S. Bancorp.	117	6,331
Umpqua Holdings Corp.	5,340	114,276
Webster Financial Corp.	1,847	120,757
Western Alliance Bancorp.*	1,056	60,878
Wintrust Financial Corp.	1,247	110,422
Zions Bancorp.	4,286	228,401

		5,500,135
Capital Markets 4.2%
Affiliated Managers Group, Inc.	2,981	435,494
Ameriprise Financial, Inc.	1,665	236,363
Bank of New York Mellon Corp.	3,391	176,841
BGC Partners, Inc. “A”	23,852	296,242
BlackRock, Inc.	252	120,723
Cboe Global Markets, Inc.	5,544	558,835
Charles Schwab Corp.	899	45,660
CME Group, Inc.	770	134,542
E*TRADE Financial Corp.*	3,230	190,118
Eaton Vance Corp.	9,738	513,485
Evercore, Inc. “A”	9,532	1,011,822
FactSet Research Systems, Inc.	2,204	505,575
Franklin Resources, Inc.	9,200	292,008
Interactive Brokers Group, Inc. “A”	869	54,017
Intercontinental Exchange, Inc.	2,579	196,597
Invesco Ltd.	6,519	157,108
Lazard Ltd. “A”	28,028	1,349,268
Legg Mason, Inc.	4,040	126,048

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	19

	Shares	Value ($)
LPL Financial Holdings, Inc.	6,621	438,575
MarketAxess Holdings, Inc.	472	89,595
Moody’s Corp.	4,152	739,139
Morningstar, Inc.	3,005	427,672
MSCI, Inc.	5,611	1,011,439
Nasdaq, Inc.	6,181	589,915
Northern Trust Corp.	1,823	195,900
Raymond James Financial, Inc.	3,949	367,415
S&P Global, Inc.	4,271	884,310
SEI Investments Co.	11,469	723,464
State Street Corp.	2,988	259,687
T. Rowe Price Group, Inc.	12,308	1,426,374
TD Ameritrade Holding Corp.	2,070	121,240
The Goldman Sachs Group, Inc.	139	33,056

		13,708,527
Consumer Finance 1.0%
Ally Financial, Inc.	16,241	436,558
American Express Co.	4,027	426,782
Capital One Financial Corp.	3,804	376,938
Credit Acceptance Corp.*	823	375,872
Discover Financial Services	12,913	1,008,764
Santander Consumer U.S.A. Holdings, Inc.	640	13,811
Synchrony Financial	16,764	530,916

		3,169,641
Diversified Financial Services 0.1%
Jefferies Financial Group, Inc.	13,619	316,233
Voya Financial, Inc.	397	19,878

		336,111
Insurance 5.2%
Aflac, Inc.	14,806	684,629
Alleghany Corp.	83	52,438
Allstate Corp.	6,552	658,935
American Financial Group, Inc.	2,792	310,917
American National Insurance Co.	188	24,128
Aon PLC	3,141	457,204
Arch Capital Group Ltd.*	6,467	197,696
Arthur J. Gallagher & Co.	12,433	896,917
Assurant, Inc.	1,154	118,654
Assured Guaranty Ltd.	4,665	190,052
Athene Holding Ltd. “A”*	3,482	172,916
Brighthouse Financial, Inc.*	1,607	66,707
Brown & Brown, Inc.	21,258	647,944
Chubb Ltd.	926	125,232
Cincinnati Financial Corp.	4,663	357,512
CNA Financial Corp.	1,312	58,909

The accompanying notes are an integral part of the financial statements.

20	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Erie Indemnity Co. “A”	1,426	176,154
Everest Re Group Ltd.	853	190,236
Fidelity National Financial, Inc.	41,439	1,661,704
First American Financial Corp.	13,702	779,096
Hanover Insurance Group, Inc.	3,632	444,884
Hartford Financial Services Group, Inc.	411	20,702
Lincoln National Corp.	1,610	105,584
Loews Corp.	7,354	369,980
Markel Corp.*	46	55,605
Marsh & McLennan Companies, Inc.	9,721	822,688
Mercury General Corp.	757	40,802
MetLife, Inc.	3,482	159,789
Old Republic International Corp.	27,054	600,058
Principal Financial Group, Inc.	3,022	166,784
Progressive Corp.	27,204	1,837,086
Prudential Financial, Inc.	1,622	159,361
Reinsurance Group of America, Inc.	3,705	529,259
The Travelers Companies, Inc.	2,934	386,114
Torchmark Corp.	25,564	2,247,587
Unum Group	2,743	101,162
W.R. Berkley Corp.	4,392	343,718
White Mountains Insurance Group Ltd.	614	569,761
Willis Towers Watson PLC	1,021	150,363
XL Group Ltd.	419	24,046

		16,963,313
Mortgage Real Estate Investment Trusts (REITs) 0.4%
AGNC Investment Corp.	8,275	157,391
Annaly Capital Management, Inc.	25,671	272,626
Chimera Investment Corp.	15,208	283,325
MFA Financial, Inc.	20,426	156,463
New Residential Investment Corp.	23,213	431,065
Two Harbors Investment Corp.	7,957	124,288

		1,425,158
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	8,614	92,773

Health Care 9.2%
Biotechnology 0.5%
AbbVie, Inc.	2,727	261,737
Alexion Pharmaceuticals, Inc.*	647	79,089
Amgen, Inc.	1,708	341,276
Biogen, Inc.*	881	311,425
Celgene Corp.*	353	33,341
Gilead Sciences, Inc.	5,401	409,018
United Therapeutics Corp.*	858	105,525

		1,541,411

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	21

	Shares	Value ($)
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	731	48,860
ABIOMED, Inc.*	106	43,097
Align Technology, Inc.*	658	254,310
Baxter International, Inc.	10,930	812,864
Becton, Dickinson & Co.	1,081	283,081
Boston Scientific Corp.*	8,046	286,116
Cantel Medical Corp.	2,939	285,083
Danaher Corp.	3,368	348,723
Edwards Lifesciences Corp.*	2,744	395,795
Hill-Rom Holdings, Inc.	2,273	221,095
Hologic, Inc.*	2,126	84,530
ICU Medical, Inc.*	988	302,328
IDEXX Laboratories, Inc.*	1,497	380,298
Integra LifeSciences Holdings Corp.*	934	55,545
Intuitive Surgical, Inc.*	663	371,280
Masimo Corp.*	1,279	150,781
Medtronic PLC	1,033	99,592
ResMed, Inc.	4,365	486,305
STERIS PLC	3,882	444,178
Stryker Corp.	1,460	247,368
Teleflex, Inc.	699	172,954
The Cooper Companies, Inc.	1,236	316,144
Varian Medical Systems, Inc.*	5,642	632,017
West Pharmaceutical Services, Inc.	2,647	309,831
Zimmer Biomet Holdings, Inc.	1,223	151,199

		7,183,374
Health Care Providers & Services 5.0%
Acadia Healthcare Co., Inc.*	1,411	58,599
Aetna, Inc.	2,694	539,527
AmerisourceBergen Corp.	4,489	403,875
Anthem, Inc.	3,541	937,409
Cardinal Health, Inc.	1,368	71,396
Centene Corp.*	15,319	2,243,927
Chemed Corp.	2,231	721,818
Cigna Corp.	5,890	1,109,323
CVS Health Corp.	5,571	419,162
DaVita, Inc.*	3,190	221,035
Encompass Health Corp.	10,495	856,287
Express Scripts Holding Co.*	18,431	1,622,297
HCA Healthcare, Inc.	9,418	1,263,048
Henry Schein, Inc.*	2,926	227,292
Humana, Inc.	5,409	1,802,603
Laboratory Corp. of America Holdings*	3,776	652,757
McKesson Corp.	4,862	625,982

The accompanying notes are an integral part of the financial statements.

22	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
MEDNAX, Inc.*	2,770	131,160
Molina Healthcare, Inc.*	1,079	148,902
Quest Diagnostics, Inc.	4,224	464,556
UnitedHealth Group, Inc.	633	169,935
Universal Health Services, Inc. “B”	5,659	736,575
WellCare Health Plans, Inc.*	2,942	890,161

		16,317,626
Health Care Technology 0.1%
Cerner Corp.*	7,339	477,842
Veeva Systems, Inc. “A”*	426	44,457

		522,299
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	6,942	468,863
Bio-Rad Laboratories, Inc. “A”*	355	115,481
Bio-Techne Corp.	1,631	313,429
Bruker Corp.	3,348	119,122
Charles River Laboratories International, Inc.*	2,719	335,824
Illumina, Inc.*	242	85,869
IQVIA Holdings, Inc.*	3,159	401,477
Mettler-Toledo International, Inc.*	493	288,139
PerkinElmer, Inc.	2,546	235,327
QIAGEN NV*	1,532	59,702
Thermo Fisher Scientific, Inc.	941	224,993
Waters Corp.*	2,325	440,541

		3,088,767
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.	4,379	265,149
Catalent, Inc.*	1,483	61,989
Eli Lilly & Co.	1,557	164,497
Jazz Pharmaceuticals PLC*	934	159,639
Johnson & Johnson	55	7,408
Merck & Co., Inc.	1,149	78,810
Mylan NV*	3,298	129,051
Perrigo Co. PLC	1,295	99,080
Pfizer, Inc.	516	21,424
Zoetis, Inc.	6,831	618,889

		1,605,936

Industrials 17.1%
Aerospace & Defense 3.0%
Boeing Co.	742	254,350
BWX Technologies, Inc.	8,094	496,324
Curtiss-Wright Corp.	4,939	661,579
General Dynamics Corp.	2,309	446,561
Harris Corp.	2,654	431,302

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	23

	Shares	Value ($)
HEICO Corp.	1,241	112,534
HEICO Corp. “A”	2,803	208,823
Hexcel Corp.	9,755	645,001
Huntington Ingalls Industries, Inc.	5,305	1,296,913
L3 Technologies, Inc.	2,661	568,709
Lockheed Martin Corp.	1,575	504,646
Northrop Grumman Corp.	1,334	398,186
Raytheon Co.	3,482	694,450
Rockwell Collins, Inc.	146	19,849
Spirit AeroSystems Holdings, Inc. “A”	11,593	991,201
Teledyne Technologies, Inc.*	1,984	470,724
Textron, Inc.	13,116	905,397
TransDigm Group, Inc.	1,402	490,700
United Technologies Corp.	1,715	225,865

		9,823,114
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	13,694	1,315,720
Expeditors International of Washington, Inc.	17,008	1,246,346
FedEx Corp.	2,891	705,260
United Parcel Service, Inc. “B”	1,463	179,773

		3,447,099
Airlines 0.5%
Alaska Air Group, Inc.	1,682	113,518
American Airlines Group, Inc.	1,612	65,254
Copa Holdings SA “A”	827	66,110
Delta Air Lines, Inc.	10,112	591,350
JetBlue Airways Corp.*	11,370	216,940
Southwest Airlines Co.	7,401	453,681
United Continental Holdings, Inc.*	1,073	93,802

		1,600,655
Building Products 0.8%
A.O. Smith Corp.	8,631	501,288
Allegion PLC	2,501	218,137
Armstrong World Industries, Inc.*	1,510	105,398
Fortune Brands Home & Security, Inc.	4,761	252,238
Johnson Controls International PLC	3,918	147,983
Lennox International, Inc.	2,049	456,538
Masco Corp.	8,436	320,315
Owens Corning	7,229	409,306
USG Corp.*	3,566	153,694

		2,564,897
Commercial Services & Supplies 1.3%
ADT, Inc. (a)	10,134	90,699
Cintas Corp.	774	165,148

The accompanying notes are an integral part of the financial statements.

24	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Clean Harbors, Inc.*	1,308	89,716
Copart, Inc.*	19,004	1,222,147
KAR Auction Services, Inc.	15,461	969,250
Republic Services, Inc.	5,480	402,013
Rollins, Inc.	3,942	236,835
Stericycle, Inc.*	291	17,952
Waste Management, Inc.	13,561	1,232,695

		4,426,455
Construction & Engineering 0.6%
AECOM*	4,099	137,890
Fluor Corp.	9,993	573,698
Jacobs Engineering Group, Inc.	12,131	881,803
Quanta Services, Inc.*	11,649	402,939
Valmont Industries, Inc.	757	106,283

		2,102,613
Electrical Equipment 1.2%
Acuity Brands, Inc.	346	52,883
AMETEK, Inc.	7,319	563,270
Eaton Corp. PLC	8,218	683,244
Emerson Electric Co.	8,127	623,585
Hubbell, Inc.	1,919	242,485
nVent Electric PLC	17,614	494,777
Regal Beloit Corp.	1,905	159,448
Rockwell Automation, Inc.	3,361	608,207
Sensata Technologies Holding PLC*	8,164	432,284

		3,860,183
Industrial Conglomerates 0.3%
3M Co.	654	137,942
Carlisle Companies, Inc.	3,141	398,310
Honeywell International, Inc.	1,132	180,056
Roper Technologies, Inc.	1,177	351,181

		1,067,489
Machinery 4.1%
AGCO Corp.	4,549	271,393
Allison Transmission Holdings, Inc.	18,151	901,379
Caterpillar, Inc.	1,990	276,311
Crane Co.	3,904	356,357
Cummins, Inc.	5,139	728,710
Deere & Co.	2,626	377,619
Donaldson Co., Inc.	6,511	329,457
Dover Corp.	12,117	1,040,487
Flowserve Corp.	2,088	108,827
Fortive Corp.	4,661	391,431
Graco, Inc.	14,608	686,722

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	25

	Shares	Value ($)
IDEX Corp.	4,236	648,998
Illinois Tool Works, Inc.	2,557	355,116
Ingersoll-Rand PLC	7,552	764,942
ITT, Inc.	12,628	746,441
Lincoln Electric Holdings, Inc.	1,827	172,030
Middleby Corp.*	554	67,333
Nordson Corp.	1,200	166,824
Oshkosh Corp.	3,186	223,848
PACCAR, Inc.	11,692	799,967
Parker-Hannifin Corp.	1,185	208,086
Pentair PLC	11,211	487,454
Snap-on, Inc.	4,095	723,914
Stanley Black & Decker, Inc.	4,483	629,996
Timken Co.	3,729	181,416
Toro Co.	3,810	231,610
Trinity Industries, Inc.	826	29,604
WABCO Holdings, Inc.*	4,111	505,982
Wabtec Corp.	1,389	150,456
Welbilt, Inc.*	2,744	60,725
Xylem, Inc.	10,002	759,252

		13,382,687
Marine 0.2%
Kirby Corp.*	7,540	658,242
Professional Services 1.1%
CoStar Group, Inc.*	641	283,425
Dun & Bradstreet Corp.	2,398	342,722
Equifax, Inc.	1,628	218,103
IHS Markit Ltd.*	2,850	156,750
ManpowerGroup, Inc.	1,346	126,161
Nielsen Holdings PLC	5,372	139,672
Robert Half International, Inc.	19,683	1,538,817
TransUnion	4,531	341,184
Verisk Analytics, Inc.*	2,879	342,860

		3,489,694
Road & Rail 1.6%
AMERCO	466	174,699
CSX Corp.	2,844	210,911
Genesee & Wyoming, Inc. “A”*	1,752	153,983
J.B. Hunt Transport Services, Inc.	11,630	1,404,323
Kansas City Southern	3,636	421,631
Landstar System, Inc.	5,710	661,218
Norfolk Southern Corp.	3,460	601,486
Old Dominion Freight Line, Inc.	4,611	702,716
Ryder System, Inc.	2,788	214,230
Schneider National, Inc. “B”	11,221	303,528

The accompanying notes are an integral part of the financial statements.

26	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Union Pacific Corp.	2,034	306,361

		5,155,086
Trading Companies & Distributors 1.4%
Air Lease Corp.	6,449	298,008
Fastenal Co.	13,330	777,939
HD Supply Holdings, Inc.*	18,262	832,565
MSC Industrial Direct Co., Inc. “A”	3,362	287,384
United Rentals, Inc.*	1,167	181,900
Univar, Inc.*	1,567	43,594
W.W. Grainger, Inc.	3,337	1,181,532
Watsco, Inc.	4,197	734,433
WESCO International, Inc.*	1,829	111,843

		4,449,198

Information Technology 16.2%
Communications Equipment 1.3%
Arista Networks, Inc.*	300	89,694
Cisco Systems, Inc.	4,159	198,676
EchoStar Corp. “A”*	445	21,360
F5 Networks, Inc.*	7,795	1,474,190
Juniper Networks, Inc.	18,974	539,431
Motorola Solutions, Inc.	13,437	1,724,773
Palo Alto Networks, Inc.*	493	113,957

		4,162,081
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. “A”	7,953	752,195
Arrow Electronics, Inc.*	1,869	144,904
CDW Corp.	21,633	1,894,185
Cognex Corp.	1,761	94,742
Corning, Inc.	4,613	154,582
Dolby Laboratories, Inc. “A”	6,899	484,241
FLIR Systems, Inc.	13,077	820,451
IPG Photonics Corp.*	1,272	223,210
Jabil, Inc.	10,011	295,925
Keysight Technologies, Inc.*	260	16,871
Littelfuse, Inc.	1,883	420,963
National Instruments Corp.	4,804	229,391
Trimble, Inc.*	2,467	103,861
Zebra Technologies Corp. “A”*	987	169,507

		5,805,028
Internet Software & Services 0.8%
Akamai Technologies, Inc.*	7,547	567,082
Alphabet, Inc. “A”*	33	40,649
Alphabet, Inc. “C”*	49	59,691
eBay, Inc.*	19,573	677,422

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	27

	Shares	Value ($)
Facebook, Inc. “A”*	121	21,263
GoDaddy, Inc. “A”*	1,306	106,387
IAC/InterActiveCorp.*	567	111,812
VeriSign, Inc.*	5,929	940,399

		2,524,705
IT Services 4.1%
Accenture PLC “A”	2,699	456,320
Alliance Data Systems Corp.	726	173,209
Amdocs Ltd.	15,891	1,037,364
Automatic Data Processing, Inc.	4,659	683,708
Black Knight, Inc.*	1,590	84,906
Booz Allen Hamilton Holding Corp.	14,639	748,931
Broadridge Financial Solutions, Inc.	10,292	1,390,861
Cognizant Technology Solutions Corp. “A”	13,525	1,060,766
Conduent, Inc.*	11,367	263,487
CoreLogic, Inc.*	4,148	210,884
DXC Technology Co.	818	74,512
EPAM Systems, Inc.*	3,806	543,992
Euronet Worldwide, Inc.*	1,363	133,301
Fidelity National Information Services, Inc.	2,550	275,833
First Data Corp. “A”*	1,550	39,866
Fiserv, Inc.*	6,980	558,889
FleetCor Technologies, Inc.*	1,303	278,503
Genpact Ltd.	7,724	236,663
Global Payments, Inc.	648	80,728
International Business Machines Corp.	1,880	275,382
Jack Henry & Associates, Inc.	4,486	710,762
Leidos Holdings, Inc.	13,954	987,525
MasterCard, Inc. “A”	705	151,970
Paychex, Inc.	7,927	580,653
PayPal Holdings, Inc.*	2,137	197,309
Sabre Corp.	11,790	307,837
Teradata Corp.*	5,847	242,475
Total System Services, Inc.	10,671	1,036,581
Visa, Inc. “A”	830	121,919
Western Union Co.	13,778	260,680
WEX, Inc.*	606	115,273
Worldpay, Inc. “A”*	2,676	260,616

		13,581,705
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	12,396	533,276
Broadcom, Inc.	246	53,881
Cypress Semiconductor Corp.	4,815	82,866
Intel Corp.	5,524	267,527
KLA-Tencor Corp.	5,429	630,904

The accompanying notes are an integral part of the financial statements.

28	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Lam Research Corp.	4,219	730,267
Marvell Technology Group Ltd.	20,300	419,804
Maxim Integrated Products, Inc.	14,433	872,764
Microchip Technology, Inc. (a)	6,377	548,613
Micron Technology, Inc.*	116	6,092
MKS Instruments, Inc.	12,812	1,190,235
Monolithic Power Systems, Inc.	2,295	343,952
NVIDIA Corp.	217	60,908
NXP Semiconductors NV*	1,107	103,106
ON Semiconductor Corp.*	16,979	362,332
Qorvo, Inc.*	1,039	83,214
QUALCOMM, Inc.	2,678	184,005
Skyworks Solutions, Inc.	4,121	376,247
Teradyne, Inc.	25,293	1,041,819
Texas Instruments, Inc.	5,821	654,280
Versum Materials, Inc.	10,805	429,931
Xilinx, Inc.	11,965	931,236

		9,907,259
Software 3.9%
Activision Blizzard, Inc.	3,132	225,817
Adobe Systems, Inc.*	1,105	291,178
ANSYS, Inc.*	5,772	1,073,477
Aspen Technology, Inc.*	8,338	961,872
CA, Inc.	22,218	973,148
Cadence Design Systems, Inc.*	6,945	326,693
CDK Global, Inc.	5,633	351,049
Citrix Systems, Inc.*	9,003	1,026,522
Dell Technologies, Inc. “V”*	6,574	632,222
Electronic Arts, Inc.*	2,487	282,051
Fair Isaac Corp.*	1,950	450,411
Fortinet, Inc.*	8,359	700,150
Guidewire Software, Inc.*	2,418	243,178
Intuit, Inc.	3,727	817,965
Manhattan Associates, Inc.*	2,079	120,561
Microsoft Corp.	1,192	133,897
Oracle Corp.	1,442	70,052
PTC, Inc.*	1,188	118,729
Red Hat, Inc.*	5,036	743,968
salesforce.com, Inc.*	1,490	227,493
ServiceNow, Inc.*	572	112,318
SS&C Technologies Holdings, Inc.	3,385	200,866
Synopsys, Inc.*	9,913	1,012,514
Take-Two Interactive Software, Inc.*	2,710	361,948
Tyler Technologies, Inc.*	1,695	418,580
Ultimate Software Group, Inc.*	785	243,091

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	29

	Shares	Value ($)
VMware, Inc. “A”*	3,640	557,866

		12,677,616
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	1,447	329,381
Hewlett Packard Enterprise Co.	40,900	676,077
HP, Inc.	59,108	1,457,012
NCR Corp.*	871	24,745
NetApp, Inc.	18,492	1,605,291
Western Digital Corp.	1,447	91,508
Xerox Corp.	5,126	142,810

		4,326,824

Materials 5.8%
Chemicals 3.2%
Air Products & Chemicals, Inc.	2,620	435,680
Albemarle Corp.	1,222	116,725
Ashland Global Holdings, Inc.	1,471	123,858
Axalta Coating Systems Ltd.*	2,914	88,877
Cabot Corp.	8,102	525,982
Celanese Corp. “A”	8,882	1,037,684
CF Industries Holdings, Inc.	7,210	374,560
Eastman Chemical Co.	16,105	1,562,668
Ecolab, Inc.	2,685	404,039
FMC Corp.	1,901	162,440
Huntsman Corp.	995	30,338
International Flavors & Fragrances, Inc.	2,408	313,738
LyondellBasell Industries NV “A”	19,026	2,145,752
NewMarket Corp.	126	50,531
Olin Corp.	7,278	223,653
PPG Industries, Inc.	5,565	615,155
Praxair, Inc.	4,937	780,984
RPM International, Inc.	4,031	272,093
Scotts Miracle-Gro Co.	2,719	203,164
The Mosaic Co.	11,854	370,675
The Sherwin-Williams Co.	67	30,524
Valvoline, Inc.	1,831	39,403
W.R. Grace & Co.	4,161	294,016
Westlake Chemical Corp.	2,646	250,232

		10,452,771
Construction Materials 0.1%
Eagle Materials, Inc.	2,009	185,491
Martin Marietta Materials, Inc.	506	100,552
Vulcan Materials Co.	952	105,482

		391,525

The accompanying notes are an integral part of the financial statements.

30	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Containers & Packaging 1.5%
AptarGroup, Inc.	3,792	397,060
Avery Dennison Corp.	12,593	1,324,532
Ball Corp.	9,768	409,084
Bemis Co., Inc.	4,784	235,756
Berry Global Group, Inc.*	2,086	99,565
Crown Holdings, Inc.*	2,436	104,285
Graphic Packaging Holding Co.	26,214	372,763
International Paper Co.	7,778	397,767
Owens-Illinois, Inc.*	2,794	49,370
Packaging Corp. of America	5,350	588,072
Sealed Air Corp.	4,300	172,473
Silgan Holdings, Inc.	1,407	38,341
Sonoco Products Co.	3,946	221,134
WestRock Co.	7,931	436,839

		4,847,041
Metals & Mining 0.9%
Alcoa Corp.*	1,631	72,857
Newmont Mining Corp.	2,746	85,208
Nucor Corp.	15,515	969,688
Reliance Steel & Aluminum Co.	12,024	1,056,789
Southern Copper Corp.	500	21,820
Steel Dynamics, Inc.	15,348	701,864

		2,908,226
Paper & Forest Products 0.1%
Domtar Corp.	8,427	428,934

Real Estate 4.0%
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	485	62,250
American Homes 4 Rent “A”	1,398	32,434
American Tower Corp.	1,067	159,111
Apple Hospitality REIT, Inc.	8,576	151,366
AvalonBay Communities, Inc.	958	175,592
Boston Properties, Inc.	1,041	135,798
Brandywine Realty Trust	1,950	32,682
Brixmor Property Group, Inc.	6,410	116,790
Camden Property Trust	1,351	128,426
Columbia Property Trust, Inc.	3,986	95,983
CoreSite Realty Corp.	748	87,120
Crown Castle International Corp.	751	85,637
CubeSmart	6,950	212,322
Digital Realty Trust, Inc.	421	52,322
Douglas Emmett, Inc.	223	8,710
Duke Realty Corp.	6,433	183,276

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	31

	Shares	Value ($)
EPR Properties	1,794	125,903
Equinix, Inc.	50	21,807
Equity LifeStyle Properties, Inc.	2,648	256,538
Equity Residential	2,034	137,803
Essex Property Trust, Inc.	423	104,176
Extra Space Storage, Inc.	6,333	583,966
Federal Realty Investment Trust	661	86,333
Gaming and Leisure Properties, Inc.	9,488	339,576
HCP, Inc.	2,319	62,683
Highwoods Properties, Inc.	757	37,653
Hospitality Properties Trust	6,271	181,796
Host Hotels & Resorts, Inc.	28,465	612,851
Hudson Pacific Properties, Inc.	1,051	35,566
Iron Mountain, Inc.	2,838	102,452
Kilroy Realty Corp.	1,020	74,603
Kimco Realty Corp.	5,436	93,010
Lamar Advertising Co. “A”	6,023	464,072
Liberty Property Trust	4,904	214,550
Life Storage, Inc.	1,698	165,725
Medical Properties Trust, Inc.	13,798	207,660
Mid-America Apartment Communities, Inc.	631	65,346
National Retail Properties, Inc.	3,979	183,392
Omega Healthcare Investors, Inc.	1,340	44,287
Outfront Media, Inc.	3,240	64,379
Park Hotels & Resorts, Inc.	12,381	414,144
Prologis, Inc.	9,692	651,109
Public Storage	1,828	388,596
Rayonier, Inc.	10,013	348,753
Realty Income Corp.	1,252	73,330
Regency Centers Corp.	1,476	97,460
Retail Properties of America, Inc. “A”	23,221	295,603
SBA Communications Corp.*	846	131,325
Senior Housing Properties Trust	1,927	36,825
Simon Property Group, Inc.	2,389	437,259
SL Green Realty Corp.	340	35,496
Spirit Realty Capital, Inc.	7,465	62,482
STORE Capital Corp.	5,315	153,125
Sun Communities, Inc.	471	48,598
Taubman Centers, Inc.	563	36,375
The Macerich Co.	1,322	77,654
UDR, Inc.	315	12,591
Ventas, Inc.	1,061	63,522
VICI Properties, Inc.	2,958	61,852
Vornado Realty Trust	1,036	79,772
Weingarten Realty Investors	10,622	328,538

The accompanying notes are an integral part of the financial statements.

32	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Weyerhaeuser Co.	5,598	194,307
WP Carey, Inc.	3,033	201,937

		10,216,599
Real Estate Management & Development 0.9%
CBRE Group, Inc. “A”*	32,891	1,605,410
Howard Hughes Corp.*	142	18,513
Jones Lang LaSalle, Inc.	7,437	1,134,291
Realogy Holdings Corp.	2,833	60,598

		2,818,812

Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,092	34,878
CenturyLink, Inc.	3,432	73,308
Verizon Communications, Inc.	3,320	180,508
Zayo Group Holdings, Inc.*	3,389	117,463

		406,157
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	1,462	96,550
Telephone & Data Systems, Inc.	3,312	99,493

		196,043

Utilities 5.5%
Electric Utilities 2.4%
Alliant Energy Corp.	10,408	445,879
American Electric Power Co., Inc.	6,943	498,021
Avangrid, Inc.	792	39,077
Duke Energy Corp.	3,408	276,866
Edison International	4,857	319,251
Entergy Corp.	10,549	881,791
Evergy, Inc.	5,242	299,056
Eversource Energy	7,773	485,268
Exelon Corp.	27,810	1,215,575
FirstEnergy Corp.	24,253	906,577
Hawaiian Electric Industries, Inc.	10,463	369,030
NextEra Energy, Inc.	2,118	360,272
OGE Energy Corp.	8,217	302,632
PG&E Corp.	3,027	139,787
Pinnacle West Capital Corp.	4,677	367,378
PPL Corp.	5,324	158,336
Southern Co.	4,725	206,861
Xcel Energy, Inc.	12,761	613,166

		7,884,823
Gas Utilities 0.4%
Atmos Energy Corp.	3,373	311,092

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	33

	Shares	Value ($)
National Fuel Gas Co.	4,715	261,824
UGI Corp.	11,388	615,521

		1,188,437
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	30,607	411,970
NRG Energy, Inc.	5,181	183,355
Vistra Energy Corp.*	37,490	882,515

		1,477,840
Multi-Utilities 2.1%
Ameren Corp.	13,822	873,965
CenterPoint Energy, Inc.	21,987	611,019
CMS Energy Corp.	11,036	543,412
Consolidated Edison, Inc.	12,756	1,006,831
Dominion Energy, Inc	3,187	225,544
DTE Energy Co.	6,192	688,179
MDU Resources Group, Inc.	10,628	296,415
NiSource, Inc.	8,889	240,625
Public Service Enterprise Group, Inc.	17,623	922,564
Sempra Energy	3,971	460,954
Vectren Corp.	7,389	526,097
WEC Energy Group, Inc.	7,907	534,355

		6,929,960
Water Utilities 0.2%
American Water Works Co., Inc.	5,645	494,107
Aqua America, Inc.	6,604	245,537

		739,644
Total Common Stocks (Cost $285,686,979)		321,441,140

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.084%**, 12/27/2018 (b) (Cost $528,397)	532,000	528,397

	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c) (d) (Cost $1,005,789)	1,005,789	1,005,789

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (c) (Cost $5,668,691)	5,668,691	5,668,691

The accompanying notes are an integral part of the financial statements.

34	|	DWS U.S. Multi-Factor Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $292,889,856)	100.3	328,644,017
Other Assets and Liabilities, Net	(0.3)	(1,013,875)

Net Assets	100.0	327,630,142

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Exchange-Traded Fund
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
2,948	—	3,210	283	(21)	11	—	—	—
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c) (d)
—	1,005,789	—	—	—	7,388	—	1,005,789	1,005,789
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (c)
3,904,489	54,876,067	53,111,865	—	—	91,569	—	5,668,691	5,668,691
3,907,437	55,881,856	53,115,075	283	(21)	98,968	—	6,674,480	6,674,480

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $996,820, which is 0.3% of net assets.

(b)	At August 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended August 31, 2018.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	35

At August 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/21/2018	20	2,866,634	2,902,100	35,466
S&P MidCap 400 E-Mini Index	USD	9/21/2018	16	3,227,943	3,272,960	45,017
Total unrealized appreciation						80,483

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

USD: United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$321,441,140	$—	$—	$321,441,140
Government & Agency Obligation	—	528,397	—	528,397
Short-Term Investments (e)	6,674,480	—	—	6,674,480
Derivatives (f)
Futures Contracts	80,483	—	—	80,483
Total	$328,196,103	$528,397	$—	$328,724,500

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

36	|	DWS U.S. Multi-Factor Fund

Statement of Assets and Liabilities

as of August 31, 2018

Assets
Investments in non-affiliated securities, at value (cost $286,215,376) — including $996,820 of securities loaned	$321,969,537
Investment in DWS Government & Agency Securities Portfolio (cost $1,005,789)*	1,005,789
Investment in DWS Central Cash Management Government Fund (cost $5,668,691)	5,668,691
Cash	10,000
Dividends receivable	480,950
Interest receivable	10,314
Receivable for variation margin on futures contracts	8,131
Other assets	17,355
Total assets	329,170,767

Liabilities
Payable upon return of securities loaned	1,005,789
Payable for Fund shares redeemed	200,000
Accrued management fee	3,453
Accrued Trustees’ fees	3,819
Other accrued expenses and payables	327,564
Total liabilities	1,540,625
Net assets, at value	$327,630,142

Net Assets Consist of
Undistributed net investment income	839,209
Net unrealized appreciation (depreciation) on:
Investments	35,754,161
Futures	80,483
Accumulated net realized gain (loss)	2,362,471
Paid-in capital	288,593,818
Net assets, at value	$327,630,142

Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($239,054 ÷ 20,309 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.77
Institutional Class
Net Asset Value, offering and redemption price per share ($327,391,088 ÷ 27,814,403 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.77

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	37

Statement of Operations

for the year ended August 31, 2018

Investment Income
Income:
Dividends (net of foreign taxes withheld of $118)	$5,025,751
Interest	5,740
Income distributions from affiliated investments	91,580
Securities lending income, net of borrower rebates	7,388
Total income	5,130,459
Expenses:
Management fee	431,287
Administration fee	287,525
Services to shareholders	285,128
Custodian fee	32,160
Professional fees	62,951
Reports to shareholders	36,047
Registration fees	67,669
Trustees’ fees and expenses	15,489
Licensing fee	71,881
Other	32,119
Total expenses before expense reductions	1,322,256
Expense reductions	(315,916)
Total expenses after expense reductions	1,006,340
Net investment income	4,124,119

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	283
Sale of non-affiliated investments	1,981,629
Futures	807,722
2,789,634
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(21)
Non-affiliated investments	37,299,828
Futures	31,833
37,331,640
Net gain (loss)	40,121,274
Net increase (decrease) in net assets resulting from operations	$44,245,393

The accompanying notes are an integral part of the financial statements.

38	|	DWS U.S. Multi-Factor Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2018	Period Ended August 31, 2017*

Operations:
Net investment income (loss)	$4,124,119	$388,711
Net realized gain (loss)	2,789,634	(189,228)
Change in net unrealized appreciation (depreciation)	37,331,640	(1,496,996)
Net increase (decrease) in net assets resulting from operations	44,245,393	(1,297,513)
Distributions to shareholders from:
Net investment income:
Class R6	(2,881)	(292)
Institutional Class	(3,641,280)	(2,702)
Net realized gains:
Class R6	(210)	—
Institutional Class	(264,191)	—
Total distributions	(3,908,562)	(2,994)
Fund share transactions:
Proceeds from shares sold	73,170,090	251,957,015
Reinvestment of distributions	3,908,561	2,994
Payments for shares redeemed	(33,444,753)	(9,000,089)
Net increase (decrease) in net assets from Fund share transactions	43,633,898	242,959,920
Increase (decrease) in net assets	83,970,729	241,659,413
Net assets at beginning of period (initial capital)	243,659,413	2,000,000
Net assets at end of period (including undistributed net investment income of $839,209 and $385,717, respectively)	$327,630,142	$243,659,413

*	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	39

Financial Highlights

Class R6	Year Ended August 31, 2018	Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$10.22	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.06
Net realized and unrealized gain (loss)	1.54	.17	[c]
Total from investment operations	1.70	.23
Less distributions from:
Net investment income	(.14)	(.01)
Net realized gains	(.01)	—
Total distributions	(.15)	(.01)
Net asset value, end of period	$11.77	$10.22
Total Return (%)[d]	16.78	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2
Ratio of expenses before expense reductions (%)	.37	.62	*
Ratio of expenses after expense reductions (%)	.30	.35	*
Ratio of net investment income (%)	1.49	1.84	*
Portfolio turnover rate (%)	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]

The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2017 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

40	|	DWS U.S. Multi-Factor Fund

Institutional Class	Year Ended August 31, 2018	Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$10.22	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.06
Net realized and unrealized gain (loss)	1.54	.17	[c]
Total from investment operations	1.70	.23
Less distributions from:
Net investment income	(.14)	(.01)
Net realized gains	(.01)	—
Total distributions	(.15)	(.01)
Net asset value, end of period	$11.77	$10.22
Total Return (%)[d]	16.76	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	327	243
Ratio of expenses before expense reductions (%)	.46	.68	*
Ratio of expenses after expense reductions (%)	.35	.35	*
Ratio of net investment income (%)	1.43	1.91	*
Portfolio turnover rate (%)	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]

The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2017 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	41

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS U.S. Multi-Factor Fund (formerly Deutsche U.S. Multi-Factor Fund) (the “Fund”) is a non-diversified series of the Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Class R6 and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

42	|	DWS U.S. Multi-Factor Fund

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

DWS U.S. Multi-Factor Fund	|	43

Securities Lending. Effective January 9, 2018, Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended August 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of August 31, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of August 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

44	|	DWS U.S. Multi-Factor Fund

The Fund has reviewed the tax positions for the open tax years as of August 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from REITs. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$3,183,810
Undistributed long-term capital gains	$418,020
Net unrealized appreciation (depreciation) on investments	$35,434,494

At August 31, 2018, the aggregate cost of investments for federal income tax purposes was $293,209,523. The net unrealized appreciation for all investments based on tax cost was $35,434,494. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $40,471,940 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $5,037,446.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Year Ended August 31, 2018	Period Ended August 31, 2017**
Distributions from ordinary income*	$3,754,958	$2,994
Distributions from long-term capital gains	153,604	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**	For the period from May 1, 2017 (commencement of operations) to August 31, 2017

DWS U.S. Multi-Factor Fund	|	45

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended August 31, 2018, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it

46	|	DWS U.S. Multi-Factor Fund

relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2018, is included in a table following the Fund’s Investment Portfolio. For the year ended August 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from $4,152,000 to approximately $7,605,000.

The following tables summarize the value of the Fund’s derivative instruments held as of August 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts
Equity Contracts (a)	$80,483

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended August 31, 2018, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$807,722

The above derivative is located in the following Statement of Operations accounts:

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$31,833

The above derivative is located in the following Statement of Operations accounts:

(c) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended August 31, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $0 and $3,210, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $195,501,496 and $151,232,282, respectively.

DWS U.S. Multi-Factor Fund	|	47

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from September 1, 2017 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class R6	.30%
Institutional Class	.35%

For the year ended August 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$155
Institutional Class	315,761
$315,916

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2018, the Administration Fee was $287,525, of which $27,528 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder

48	|	DWS U.S. Multi-Factor Fund

service agent functions to DST. For the year ended August 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at August 31, 2018
Class R6	$24	$7
Institutional Class	6,790	1,684
	$6,814	$1,691

In addition, for the year ended August 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, were as follows:

Sub-Recordkeeping	Total Aggregated
Institutional Class	$276,947

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended August 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $26,891, of which $11,613 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund (formerly DWS Variable NAV Money Fund), affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

DWS U.S. Multi-Factor Fund	|	49

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended August 31, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $556.

E. Line of Credit

Effective March 22, 2018 the Fund joined a line of credit agreement with other affiliated funds (the “Participants”) to share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may be able to borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The fund had no outstanding loans at August 31, 2018.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2018		Period Ended August 31, 2017*
	Shares	Dollars	Shares	Dollars

Shares sold
Institutional Class	6,632,549	$73,170,090	24,523,865	$251,957,015

Shares issued to shareholders in reinvestment of distributions
Class R6	280	$3,091	29	$292
Institutional Class	353,311	3,905,470	267	2,702
		$3,908,561		$2,994

Shares redeemed
Institutional Class	(2,987,967)	$(33,444,753)	(887,622)	$(9,000,089)

Net increase (decrease)
Class R6	280	$3,091	29	$292
Institutional Class	3,997,893	43,630,807	23,636,510	242,959,628
		$43,633,898		$242,959,920

Initial capital
Class R6	—	$—	20,000	$200,000
Institutional Class	—	—	180,000	1,800,000
		$—		$2,000,000

*	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

50	|	DWS U.S. Multi-Factor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS U.S. Multi-Factor Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS U.S. Multi-Factor Fund (formerly Deutsche U.S. Multi-Factor Fund) (the “Fund”) (one of the funds constituting Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds)) (the “Trust”), including the investment portfolio, as of August 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended August 31, 2018 and the period from May 1, 2017 (commencement of operations) through August 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at August 31, 2018, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended August 31, 2018 and the period from May 1, 2017 (commencement of operations) through August 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not

DWS U.S. Multi-Factor Fund	|	51

required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

October 24, 2018

52	|	DWS U.S. Multi-Factor Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2018 to August 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS U.S. Multi-Factor Fund	|	53

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2018 (Unaudited)

Actual Fund Return	Class R6	Institutional Class
Beginning Account Value 3/1/18	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,068.90	$1,068.80
Expenses Paid per $1,000*	$1.56	$1.83

Hypothetical 5% Fund Return	Class R6	Institutional Class
Beginning Account Value 3/1/18	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,023.69	$1,023.44
Expenses Paid per $1,000*	$1.53	$1.79

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class R6	Institutional Class
DWS U.S. Multi-Factor Fund	.30%	.35%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

The Fund paid distributions of $0.01 per share from net long-term capital gains during its year ended August 31, 2018, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $629,000 as capital gain dividends for its year ended August 31, 2018, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended August 31, 2018, qualified for the dividends received deduction.

For federal Income tax purposes, the Fund designates $5,791,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

54	|	DWS U.S. Multi-Factor Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the Deutsche U.S. Multi-Factor Fund’s (now known as DWS U.S. Multi-Factor Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in February 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	In February 2017, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board meets frequently to discuss fund matters. The Independent Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the “Fee Consultant”) in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors discussed below, among others. The Board noted that DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund had not yet commenced operations, no information relating to the Fund’s past

DWS U.S. Multi-Factor Fund	|	55

performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.35% of average net assets of Class R6 and Institutional Class shares for a one year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. The Board considered DIMA’s statement that it expected to have negative profitability at the Fund’s estimated asset levels for the first year of operations. Based on the information provided, the Board concluded the pre-tax profits expected to be realized by DIMA in connection with the management of the Fund were not unreasonable at this time.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the Fund’s proposed investment management fee schedule does not include breakpoints, the Board may consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft dollar allocations, including that DIMA may allocate brokerage to pay for research generated by parties other than the executing broker dealers. The Board also noted incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the proposed management fees were reasonable.

56	|	DWS U.S. Multi-Factor Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

DWS U.S. Multi-Factor Fund	|	57

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	86	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	86	Portland General Electric[2] (utility company) (2003– present)

58	|	DWS U.S. Multi-Factor Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	86	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	86	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	86	—

DWS U.S. Multi-Factor Fund	|	59

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	86	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	86	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	86	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	86	—

60	|	DWS U.S. Multi-Factor Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	86	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,10] (1966) Treasurer and Chief Financial Officer since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)

DWS U.S. Multi-Factor Fund	|	61

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

[10]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

62	|	DWS U.S. Multi-Factor Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS U.S. Multi-Factor Fund	|	63

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	DMFJX
CUSIP Number	25159R 767
Fund Number	1467

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DMFRX
CUSIP Number	25159R 775
Fund Number	1667

64	|	DWS U.S. Multi-Factor Fund

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DUMFF-2

(R-052313-3 10/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS U.S. Multi Factor fund form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$37,837	$0	$5,500	$0
2017	$31,007	$0	$5,500	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$470,936	$0
2017	$0	$502,238	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$5,500	$470,936	$513,130	$989,566
2017	$5,500	$502,238	$606,585	$1,114,323

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that EY Stiftung e.V., an affiliate of the EY member firm in Germany, and various other covered persons within EY and its affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Multi-Factor Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	10/30/2018